Statements of Cash Flows (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (147,015)	$ (76,551)	$ (223,566)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants	100,000		100,000
Realized loss on investment	20,000		20,000
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	120,000		120,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	27,015	106,850	133,865
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	27,015	106,850	133,865
Net Cash Provided by (Used in) Operating Activities	147,015	30,299	253,865
Cash and Cash Equivalents, Period Increase (Decrease)		30,299	30,299
Cash and Cash Equivalents, at Carrying Value		$ 30,299	$ 30,299